Expense Example, No Redemption - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Discovery Fund - Class A
Expense Example, No Redemption:
1 Year	$ 667
3 Years	863
5 Years	1,075
10 Years	1,685
Fidelity Advisor International Discovery Fund - Class C
Expense Example, No Redemption:
1 Year	174
3 Years	539
5 Years	928
10 Years	1,821
Fidelity Advisor International Discovery Fund - Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Advisor International Discovery Fund - Class I
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	835
Fidelity Advisor International Discovery Fund - Class Z
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	$ 689